Investments in Real Estate and Other Significant Transactions (Acquisition of Conventional Properties) (Details) (USD $)					12 Months Ended
	Mar. 31, 2012 Phoenix AZ [Member] Units	Jun. 30, 2012 Manhattan NY [Member] Units	Dec. 31, 2012 San Diego CA [Member] Units	Dec. 31, 2011 Newly Acquired Redevelopment Property [Member] Units	Dec. 31, 2011 Newly Acquired Conventional Properties [Member] Units Property
Business Acquisition [Line Items]
Number of residential units	488	42	84	126
Fair value of real estate acquired	$ 72,310,000	$ 38,423,000	$ 19,814,000
Non-recourse property debt assumed (outstanding principal balance)	29,124,000	0	9,695,000
Non-recourse property debt assumed (fair value)	33,254,000	0	10,684,000
Expected total investment in redevelopment property				$ 85,000,000
Percentage of non controlling interests acquired					50.00%
Number of real estate contiguous properties					4
Number of units in real estate contiguous properties					142